CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares		Dec. 31, 2017 USD ($) $ / shares shares		Dec. 31, 2016 CNY (¥) shares
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	¥ 81,301		$ 12,496		¥ 63,921
Accounts payable of the VIEs without recourse to the Company	367,924		56,549		301,569
Accrued employee benefits of the VIEs without recourse to the Company	44,465		6,834		46,233
Accrued expenses and other payables of the VIEs without recourse to the Company	39,282		6,038		35,549
Other payables of the VIEs without recourse to the Company	1,254,375		192,794		30,674
Income taxes payable of the VIEs without recourse to the Company	34,087		5,239		13,924
Liabilities for uncertain tax positions of the VIEs without recourse to the Company	44,250		6,801		10,020
Amounts due to related parties of the VIEs without recourse to the Company	18		3		18
Short-term loan of the VIEs without recourse to the Company	9,960		1,531		29,311
Current portion of long term loan of the VIEs without recourse to the Company	32,642		5,017		3,840
Current portion of capital lease obligations of the VIEs without recourse to the Company	42,735		6,568		72,851
Deferred government grant of the VIEs without recourse to the Company	13,000		1,998		13,000
Amount due to a subsidiary held for sale of the VIEs without recourse to the Company	737		113		18,063
Long-term borrowings of the VIEs without recourse to the Company	211,578		32,519		0
Non-current portion of capital lease obligations of the VIEs without recourse to the Company	1,421		218		43,951
Deferred government grant of the VIEs without recourse to the Company, non-current	¥ 6,580		$ 1,012		¥ 11,208
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001
Ordinary shares, shares authorized | shares	1,000,000,000		1,000,000,000		1,000,000,000
Ordinary shares, shares issued | shares	426,267,345		426,267,345		409,339,219
Ordinary shares, shares outstanding | shares	425,589,745		425,589,745		409,339,219
Consolidated Variable Interest Entity (VIEs)
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	¥ 80,162		$ 12,390		¥ 63,921
Accounts payable of the VIEs without recourse to the Company	353,133		54,276		298,231
Accrued employee benefits of the VIEs without recourse to the Company	32,783		5,039		36,159
Accrued expenses and other payables of the VIEs without recourse to the Company	29,728		4,569		9,386
Other payables of the VIEs without recourse to the Company	15,547		2,389		16,693
Income taxes payable of the VIEs without recourse to the Company	6,268		963		6,121
Liabilities for uncertain tax positions of the VIEs without recourse to the Company	4,187		644		4,689
Amounts due to related parties of the VIEs without recourse to the Company | ¥	0				0
Short-term loan of the VIEs without recourse to the Company	9,960		1,531		29,311
Current portion of long term loan of the VIEs without recourse to the Company | ¥	0				0
Current portion of capital lease obligations of the VIEs without recourse to the Company	42,735		6,568		72,614
Deferred government grant of the VIEs without recourse to the Company	13,000		1,998		13,000
Amount due to a subsidiary held for sale of the VIEs without recourse to the Company	737	[1]	113	[1]	12,606	[1]
Long-term borrowings of the VIEs without recourse to the Company | ¥	0				0
Non-current portion of capital lease obligations of the VIEs without recourse to the Company	1,421		218		43,951
Deferred government grant of the VIEs without recourse to the Company, non-current	¥ 6,581		$ 1,011		¥ 11,208

[1]	Information with respect to subsidiaries held for sale is discussed in Note 10.